Summary of Significant Accounting Policies - Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Minimum | Mobile equipment
Disclosure of detailed information about property, plant and equipment [table]
Useful life measured as period of time, property, plant and equipment	2 years
Minimum | Other equipment
Disclosure of detailed information about property, plant and equipment [table]
Useful life measured as period of time, property, plant and equipment	2 years
Minimum | Vehicles
Disclosure of detailed information about property, plant and equipment [table]
Useful life measured as period of time, property, plant and equipment	3 years
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [table]
Useful life measured as period of time, property, plant and equipment	7 years
Minimum | Office equipment
Disclosure of detailed information about property, plant and equipment [table]
Useful life measured as period of time, property, plant and equipment	2 years
Maximum | Mobile equipment
Disclosure of detailed information about property, plant and equipment [table]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Other equipment
Disclosure of detailed information about property, plant and equipment [table]
Useful life measured as period of time, property, plant and equipment	20 years
Maximum | Vehicles
Disclosure of detailed information about property, plant and equipment [table]
Useful life measured as period of time, property, plant and equipment	7 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [table]
Useful life measured as period of time, property, plant and equipment	20 years
Maximum | Office equipment
Disclosure of detailed information about property, plant and equipment [table]
Useful life measured as period of time, property, plant and equipment	8 years